================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21122

                         Clarion Value Fund Master, LLC
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                       230 Park Avenue New York, NY 10169
               ---------------------------------------------------
               (Address of principal executive offices)(Zip code)

                                  Daniel Heflin
                         Clarion Value Fund Master, LLC
                                 230 Park Avenue
                               New York, NY 10169
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-883-2500

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORT(s) TO STOCKHOLDERS.

Attached hereto.

--------------------------------------------------------------------------------
CLARION CMBS VALUE FUND, INC.
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Fredrick D. Arenstein
Treasurer and Compliance Officer

Stephen Baines
Vice President

David N. Drinkwater
Vice President and Secretary

Joanne M. Vitale
Vice President

Stephen C. Asheroff
Director

Steven N. Fayne
Director

E. Robert Roskind
Director

I. Trevor Rozowsky
Director

--------------------------------------------------------------------------------

INVESTMENT ADVISER
       ING Clarion Capital
       230 Park Avenue
       New York, NY 10169

--------------------------------------------------------------------------------

ADMINISTRATOR
         The Bank of New York
         101 Barclay Street
         New York, NY 10286

--------------------------------------------------------------------------------

CUSTODIAN
         The Bank of New York
         100 Church Street
         New York, NY 10286

--------------------------------------------------------------------------------


                                   ----------


                          CLARION CMBS VALUE FUND, INC.


                                   ----------


                               Semi-Annual Report
                                 April 30, 2004

                          CLARION CMBS VALUE FUND, INC
         c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                                Tel 212-883-2500

June 2004

CLARION CMBS VALUE FUND, INC

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2003 through April 30, 2004. As of April 30, 2004, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested was $385,055,340 which included investments in 108 fixed income securities, with a net investment value of $377,529,562. The Master Fund also has $7,525,778 of other assets (including cash and cash equivalents) net of liabilities.

For the twelve months ending April 30, 2004, the Fund generated a net total return of 6.46% compared to a return of 1.82% for the Lehman Brothers Aggregate Bond Index and 16.74% for the CSFB High Yield Index. Since the inception of the Fund (December 21, 1994), the portfolio generated a net annual return of 10.05% compared to an annual return of and 7.80% annual return for the Lehman Brothers Aggregate Bond Index and 8.24% for the CSFB High Yield Index.

MARKET SUMMARY

During 2004, ING Clarion believes that new issue supply will remain strong, bringing the market to more than $550 billion in outstanding issues. Year-to-date through April 30, 2004, new issue supply is at record levels, with approximately $29 billion of new CMBS.

ING Clarion believes that revenues on commercial real estate will continue to decline to more sustainable levels for those properties which leased space at the top of the cycle. According to Property & Portfolio Research, the national average for CBD office rents declined from $35.76/sf in Q4 2000 to $28.14/sf as of Q4 2003, a decrease of over 21%. Due to this continued decline in rents, we believe that deals originated during this market peak will continue to experience deterioration.

PORTFOLIO SUMMARY

From a credit perspective, the average credit rating of the Master Fund is BBB-. Since November 1, 2003, ten securities have been upgraded and there have been no downgrades.

With regard to term structure exposure versus the benchmark, at April 30, 2004, the portfolio had a weighted average life of 7.09 years, while the Lehman Brothers Aggregate Index had a weighted average life of 7.50 years and the CSFB High Yield Index had a weighted average life of 7.42 years. The modified duration of the Fund was 5.25 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.64 years and the CSFB High Yield Index had a modified duration of 3.96 years.

As of April 30, 2004, the portfolio was constructed of 34.80% investment grade securities and 65.20% below-investment grade securities. The Fund's spread to Treasuries was 518 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 83 basis points and the CSFB High Yield Index spread to Treasuries was 440 basis points. Although our past performance is no guarantee of continued positive results, ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index, as well as the CSFB High Yield Index, over full market cycles.

If you have any questions regarding the Fund, please call me or David Drinkwater at 212-883-2500.


Daniel Heflin
President

PERFORMANCE INFORMATION

                                     [CHART]

                                   Line Chart

   Date                Value of $10,000
-------------------------------------------------
               Fund      LB Int Agg   CSFB Global
 12/31/94     $ 10,000   $   10,000   $    10,000
 01/31/95     $ 10,171   $   10,198   $    10,105
 02/28/95     $ 10,421   $   10,440   $    10,354
 03/31/95     $ 10,512   $   10,504   $    10,471
 04/30/95     $ 10,655   $   10,651   $    10,703
 05/31/95     $ 11,096   $   11,063   $    11,005
 06/30/95     $ 11,199   $   11,144   $    11,077
 07/31/95     $ 11,147   $   11,120   $    11,249
 08/31/95     $ 11,262   $   11,254   $    11,281
 09/30/95     $ 11,389   $   11,363   $    11,410
 10/31/95     $ 11,569   $   11,511   $    11,537
 11/30/95     $ 11,772   $   11,683   $    11,591
 12/31/95     $ 11,968   $   11,847   $    11,738
 01/31/96     $ 12,069   $   11,926   $    11,962
 02/29/96     $ 11,900   $   11,719   $    12,025
 03/31/96     $ 11,854   $   11,637   $    11,992
 04/30/96     $ 11,831   $   11,572   $    12,057
 05/31/96     $ 11,877   $   11,548   $    12,155
 06/30/96     $ 11,994   $   11,703   $    12,182
 07/31/96     $ 12,052   $   11,736   $    12,291
 08/31/96     $ 12,230   $   11,716   $    12,425
 09/30/96     $ 12,385   $   11,920   $    12,639
 10/31/96     $ 12,754   $   12,184   $    12,745
 11/30/96     $ 13,085   $   12,393   $    12,944
 12/31/96     $ 13,058   $   12,278   $    13,196
 01/31/97     $ 13,084   $   12,315   $    13,293
 02/28/97     $ 13,306   $   12,346   $    13,543
 03/31/97     $ 13,276   $   12,209   $    13,391
 04/30/97     $ 13,618   $   12,392   $    13,510
 05/31/97     $ 13,834   $   12,509   $    13,782
 06/30/97     $ 14,143   $   12,657   $    13,969
 07/31/97     $ 13,892   $   12,999   $    14,265
 08/31/97     $ 13,891   $   12,888   $    14,342
 09/30/97     $ 14,258   $   13,078   $    14,626
 10/31/97     $ 14,495   $   13,268   $    14,625
 11/30/97     $ 14,488   $   13,329   $    14,729
 12/31/97     $ 14,500   $   13,463   $    14,863
 01/31/98     $ 14,804   $   13,636   $    15,115
 02/28/98     $ 14,814   $   13,625   $    15,233
 03/31/98     $ 14,942   $   13,672   $    15,309
 04/30/98     $ 14,869   $   13,744   $    15,424
 05/31/98     $ 15,022   $   13,874   $    15,470
 06/30/98     $ 15,154   $   13,992   $    15,503
 07/31/98     $ 15,170   $   14,021   $    15,611
 08/31/98     $ 15,276   $   14,250   $    14,551
 09/30/98     $ 15,412   $   14,583   $    14,550
 10/31/98     $ 14,719   $   14,506   $    14,260
 11/30/98     $ 14,519   $   14,588   $    14,983
 12/31/98     $ 14,682   $   14,632   $    14,949
 01/31/99     $ 14,807   $   14,737   $    15,089
 02/28/99     $ 14,642   $   14,479   $    15,058
 03/31/99     $ 14,765   $   14,560   $    15,195
 04/30/99     $ 14,866   $   14,606   $    15,531
 05/31/99     $ 14,994   $   14,478   $    15,363
 06/30/99     $ 14,980   $   14,432   $    15,371
 07/31/99     $ 14,972   $   14,370   $    15,378
 08/31/99     $ 14,984   $   14,363   $    15,241
 09/30/99     $ 15,166   $   14,530   $    15,124
 10/31/99     $ 15,175   $   14,583   $    15,050
 11/30/99     $ 15,219   $   14,582   $    15,255
 12/31/99     $ 15,329   $   14,512   $    15,439
 01/31/00     $ 15,318   $   14,465   $    15,377
 02/29/00     $ 15,695   $   14,639   $    15,473
 03/31/00     $ 16,035   $   14,832   $    15,241
 04/30/00     $ 16,021   $   14,790   $    15,218
 05/31/00     $ 16,122   $   14,783   $    14,974
 06/31/00     $ 16,471   $   15,091   $    15,310
 07/31/00     $ 16,656   $   15,228   $    15,454
 08/31/00     $ 16,977   $   15,448   $    15,557
 09/30/00     $ 17,129   $   15,545   $    15,414
 10/31/00     $ 17,313   $   15,648   $    14,935
 11/30/00     $ 17,676   $   15,904   $    14,346
 12/31/00     $ 17,708   $   16,199   $    14,635
 01/31/01     $ 17,954   $   16,464   $    15,512
 02/28/01     $ 18,192   $   16,607   $    15,669
 03/31/01     $ 18,312   $   16,691   $    15,357
 04/30/01     $ 18,113   $   16,622   $    15,198
 05/31/01     $ 18,225   $   16,722   $    15,502
 06/30/01     $ 18,367   $   16,785   $    15,262
 07/31/01     $ 18,857   $   17,160   $    15,425
 08/31/01     $ 19,130   $   17,357   $    15,641
 09/30/01     $ 18,922   $   17,559   $    14,655
 10/31/01     $ 19,360   $   17,927   $    14,989
-------------------------------------------------
 11/30/01     $ 19,086   $   17,679   $    15,474
 12/31/01     $ 18,977   $   17,567   $    15,484
 01/31/02     $ 19,219   $   17,709   $    15,629
 02/28/02     $ 19,605   $   17,881   $    15,518
 03/31/02     $ 19,194   $   17,583   $    15,873
 04/30/02     $ 19,781   $   17,924   $    16,125
 05/31/02     $ 20,017   $   18,077   $    16,069
 06/30/02     $ 20,464   $   18,233   $    15,509
 07/31/02     $ 21,022   $   18,453   $    15,065
 08/31/02     $ 21,621   $   18,765   $    15,260
 09/30/02     $ 22,239   $   19,069   $    15,072
 10/31/02     $ 22,132   $   18,982   $    14,980
-------------------------------------------------
 11/30/02     $ 21,835   $   18,977   $    15,772
 12/31/02     $ 22,310   $   19,368   $    15,964
 01/31/03     $ 22,310   $   19,385   $    16,399
 02/28/03     $ 22,780   $   19,653   $    16,641
 03/31/03     $ 22,799   $   19,638   $    17,067
 04/30/03     $ 22,970   $   19,800   $    17,938
-------------------------------------------------
 05/31/03     $ 23,779   $   20,169   $    18,197
 06/30/03     $ 23,747   $   20,129   $    18,729
 07/31/03     $ 22,718   $   19,453   $    18,578
 08/31/03     $ 22,771   $   19,582   $    18,786
 09/30/03     $ 23,597   $   20,100   $    19,299
 10/31/03     $ 23,507   $   19,913   $    19,692
-------------------------------------------------
 11/30/03     $ 23,631   $   19,960   $    19,963
 12/31/03     $ 24,038   $   20,163   $    20,425
 01/31/04     $ 24,432   $   20,326   $    20,820
 02/29/04     $ 24,805   $   20,546   $    20,830
 03/31/04     $ 25,168   $   20,700   $    20,968
 04/30/04     $ 24,450   $   20,161   $    20,939
-------------------------------------------------

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The CSFB Global High Yield Index is designed to mirror the investible universe of the $US-denominated high yield debt market. The Index covers issues that must be $US-denominated straight corporate debt rated BBB+ or lower.

Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Index and the CSFB Global High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.


                                              ONE YEAR ENDED   FIVE YEARS ENDED      INCEPTION TO
                                              APRIL 30, 2004  APRIL 30, 2004 (a)  APRIL 30, 2004 (b)
                                              --------------  ------------------  ------------------
Clarion CMBS Value Fund, Inc.                       6.46%           10.46%              10.05%
Lehman Brothers Aggregate Intermediate Index        1.82%            6.66%               7.80%
CSFB Global High Yield Index                       16.74%            6.15%%              8.24%

(a)     Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
  Investment in Clarion Value Fund Master, LLC, at Value                                  $  352,715,732
  Other Assets                                                                                     2,818
--------------------------------------------------------------------------------------------------------
    Total Assets                                                                             352,718,550
--------------------------------------------------------------------------------------------------------
LIABILITIES
  Dividend Payable                                                                             1,892,887
  Accrued Advisory Fee                                                                           599,700
  Other Accrued Expenses                                                                          34,633
--------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                          2,527,220
--------------------------------------------------------------------------------------------------------
Net Assets                                                                                   350,191,330
========================================================================================================
NET ASSETS CONSIST OF:
  Paid in Capital                                                                         $  338,638,785
  Undistributed Net Investment Income                                                         16,578,069
  Accumulated Net Realized Loss                                                                 (143,011)
  Unrealized Depreciation                                                                     (4,882,513)
--------------------------------------------------------------------------------------------------------
Net Assets                                                                                $  350,191,330
========================================================================================================
Net Assets                                                                                $  350,191,330
COMMON STOCK
  Shares Issued and Outstanding, ($0.01 par value) (Authorized 250,000,000)                   38,227,543
  Net Asset Value Per Share                                                               $         9.16
========================================================================================================

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME
  Interest Income Allocated from the Master Fund                                          $   15,600,936
  Expenses Allocated from the Master Fund                                                       (159,952)
--------------------------------------------------------------------------------------------------------
    Total  Investment Income                                                                  15,440,984
--------------------------------------------------------------------------------------------------------
EXPENSES
  Advisory Fees                                                                                1,071,323
  Audit Fees                                                                                      14,240
  Transfer Agent Fees                                                                              7,710
  Directors' Fees                                                                                  5,768
  Administrative Fees                                                                              4,972
  Miscellaneous Fees                                                                               1,463
--------------------------------------------------------------------------------------------------------
    Total Expenses                                                                             1,105,476
--------------------------------------------------------------------------------------------------------
Net Investment Income                                                                         14,335,508
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE MASTER FUND
  Net Realized Gain on Investments Allocated from the Master Fund                              1,348,875
  Net Change in Unrealized Depreciation on Investments Allocated from the Master Fund         (2,731,835)
--------------------------------------------------------------------------------------------------------
Net Loss on Investments                                                                       (1,382,960)
--------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                      $   12,952,548
========================================================================================================

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX
                                                                    MONTHS ENDED         YEAR
                                                                   APRIL 30, 2004        ENDED
                                                                    (unaudited)     OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------
INCREASE (Decrease) IN NET ASSETS FROM OPERATIONS
    Net Investment Income                                         $    14,335,508   $     27,606,227
    Net Realized Gain                                                   1,348,875          4,825,157
    Net Change in Unrealized Depreciation                              (2,731,835)       (12,540,204)
----------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations             12,952,548         19,891,180
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
    Net Investment Income                                             (11,270,354)       (22,728,553)
    Capital Gains                                                      (6,317,043)          (206,900)
----------------------------------------------------------------------------------------------------
      Total Distributions                                             (17,587,397)       (22,935,453)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Issued                                                             30,831,052          3,988,970
    - In Lieu of Cash Distributions                                     7,650,950         11,254,857
    Redeemed                                                           (3,381,422)       (30,578,970)
----------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from Capital Share Transactions          35,100,580        (15,335,143)
----------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets                            30,465,731        (18,379,416)

Net Assets:
    Beginning of Period                                               319,725,599        338,105,015
----------------------------------------------------------------------------------------------------
    End of Period                                                 $   350,191,330   $    319,725,599
====================================================================================================
Shares Issued and Redeemed:
    Shares Issued                                                       3,324,765            424,011
    - In Lieu of Cash Distributions                                       824,390          1,205,018
    Shares Redeemed                                                      (358,916)        (3,292,551)
----------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Capital Share Transactions             3,790,239         (1,663,522)
====================================================================================================

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2004 (unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net Increase in Net Assets Resulting from Operations                              $   12,952,548
  Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
    Net Investment Income Allocated from the Master Fund                               (14,630,857)
    Contributions to the Master Fund                                                   (37,369,222)
    Withdrawals from the Master Fund                                                    16,737,853
    Increase in Other Assets                                                                (2,818)
    Amortization of Premium And Accretion of Discount                                    2,257,790
    Increase in Accrued Advisory Fee                                                        56,333
    Increase in Accrued Expenses                                                            19,470
    Net Paydown Gain on Securities                                                        (810,127)
    Net Change in Unrealized Depreciation                                                2,731,835
    Net Realized Gain on Investments                                                    (1,348,875)
--------------------------------------------------------------------------------------------------
      Net Cash Used in Operating Activities                                            (19,406,070)
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:*
  Cash Subscriptions Received                                                           30,831,052
  Capital Gain Distributions Paid                                                       (6,317,043)
  Cash Distributions Paid                                                               (1,726,517)
  Cash Redemptions Paid                                                                 (3,381,422)
--------------------------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities                                         19,406,070
--------------------------------------------------------------------------------------------------
Net Change in Cash                                                                               -
Cash at Beginning of Period                                                                      -
--------------------------------------------------------------------------------------------------
Cash at End of Period                                                               $            -
==================================================================================================

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $7,650,950.

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                          SIX MONTHS
                                             ENDED              YEAR            YEAR             YEAR         YEAR         YEAR
                                           APRIL 30,            ENDED           ENDED            ENDED        ENDED        ENDED
                                             2004            OCTOBER 31,      OCTOBER 31,     OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                          (unaudited)           2003         2002 (1)(2)         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $      9.28        $      9.37     $       8.83     $      8.55  $      8.14  $      8.58
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                        0.40               0.77             0.95            0.70         0.69         0.70
    Net Realized and Unrealized
     Gain (Loss)                                (0.03)             (0.21)            0.25            0.27         0.41        (0.45)
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income from Investment
       Operations                                0.37               0.56             1.20            0.97         1.10         0.25
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                       (0.31)             (0.64)           (0.66)          (0.69)       (0.69)       (0.69)
    Capital Gains                               (0.18)             (0.01)               -               -            -            -
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                       (0.49)             (0.65)           (0.66)          (0.69)       (0.69)       (0.69)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $      9.16        $      9.28     $       9.37     $      8.83  $      8.55  $      8.14
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
    Net Asset Value (3)                          4.01%(4)           6.21%           14.30%          11.82%       14.08%        3.10%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands) $   350,191        $   319,726     $    338,105     $   107,251  $   103,755  $    99,250
    Ratio of Net Expenses to
     Average Net Assets                          0.74%(5)(6)        0.76%(5)         0.80%(5)        0.79%        0.80%        0.80%
    Ratio of Net Investment Income to
     Average Net Assets                          8.43%(6)           8.34%            8.69%           8.03%        8.34%        8.40%
    Ratio of Voluntary Waived Fees
     and Expenses Assumed by the
     Adviser to Average Net Assets               0.00%              0.00%            0.03%           0.00%        0.00%        0.15%
    Portfolio Turnover Rate (7)                     -                  -               45%             63%          45%          29%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. Total return would have been lower had certain fees not been waived during certain periods.
(4)  Not annualized.
(5)  Includes the Fund's share of expenses allocated from the Master Fund.
(6)  Annualized.
(7) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements. Portfolio turnover rate for the period subsequent to the Fund's reorganization is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.

                       See Notes to Financial Statements.

                          CLARION CMBS VALUE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

A. Organization: The Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2003 the Fund's proportionate interest in the net assets of the Master Fund was 93.6%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

        2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

        3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

B. Summary of Significant Accounting Policies (continued):

        4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

                The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

        5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the six months ended April 30, 2004, there were no waivers by the Adviser pursuant to this provision. Prior to December 1, 2001 the advisory fee was 0.65% of the Fund's average monthly net assets.

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                                 PRINCIPAL
                                                                                   AMOUNT             VALUE(a)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (86.83%)
-----------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Inc.
  5.276% due 11/10/15 (b)                                                       $  2,500,000       $    2,358,692
Bank of America First Union National Bank Commercial Mortgage, Inc.
  6.250% due 10/11/11 (b)                                                         12,300,000           11,070,000
Bear Stearns Commercial Mortgage Securities, Inc.
  6.000% due 09/11/12 (b)                                                          3,099,999            2,728,726
  5.564% due 09/11/14 (b)                                                          6,356,000            6,098,036
CBM Funding Corp.,
  8.645% due 02/01/08                                                                960,000            1,043,362
Chase Commercial Mortgage Securities Corp.
  6.390% due 11/18/08                                                              5,022,043            5,217,432
  6.275% due 02/14/11 (b)                                                          3,500,000            3,763,594
  7.370% due 10/19/11 (b)                                                          1,250,000            1,209,619
  6.600% due 08/19/12 (b)                                                          7,800,000            7,301,227
  6.390% due 07/18/13 (b)                                                          7,000,000            6,400,351
CS First Boston Mortgage Securities Corp.
  6.080% due 11/15/11 (b)                                                          6,025,000            5,306,161
  6.294% due 03/15/12 (b)                                                          2,350,000            1,725,506
  6.000% due 07/15/12 (b)                                                         23,674,000           17,714,298
  4.231% due 05/15/13 (b)                                                          2,000,000            1,512,188
  5.226% due 11/15/14 (b)                                                          7,767,000            6,024,177
  6.000% due 07/15/17 (b)                                                         15,675,612            2,363,588
  0.265% due 01/15/18 (b)                                                        108,825,585(e)         4,051,207
  0.098% due 03/15/23 (b)                                                         26,399,954(e)           983,810
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.
  8.370% due 01/25/05 (b)(c)                                                       6,669,785            4,939,289
Commercial Mortgage Acceptance Corp.
  6.915% due 11/15/09                                                              4,000,000            4,354,062
  7.255% due 06/15/10                                                              3,369,000            3,603,251
  5.440% due 05/15/13 (b)                                                         12,050,000            9,870,174
Commercial Mortgage Pass-Through Certificates
  5.543% due 09/15/04 (b)                                                          2,000,000            1,846,406
  7.097% due 10/15/08                                                              8,000,000            8,634,375
DLJ Commercial Mortgage Corp.
  5.750% due 02/10/09 (b)                                                          8,200,000            6,967,117
  7.600% due 06/15/10 (b)                                                         10,000,000            9,650,781
  7.600% due 01/15/13 (b)                                                          2,100,000            1,888,852
  6.410% due 11/15/17 (b)                                                         12,500,000            3,600,586
DLJ Mortgage Acceptance Corp.
  7.830% due 10/12/06 (b)                                                          3,500,000            3,784,375
First Union - Lehman Brothers Commercial Mortgage Corp.
  7.500% due 09/18/15                                                              2,600,000            2,429,781
First Union National Bank Commercial Mortgage Corp.
  6.155% due 05/15/11 (b)                                                          1,480,000            1,298,122
GE Capital Commercial Mortgage Corp.
  0.166% due 11/10/14 (b)                                                         40,539,528(e)         1,026,157
  0.171% due 10/10/19 (b)                                                        151,016,113(e)         5,415,347
GS Mortgage Securities Corp. II
  4.455% due 01/10/11 (b)                                                          4,000,000            3,805,469

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                                 PRINCIPAL
                                                                                   AMOUNT             VALUE(a)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
-----------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.
  5.626% due 12/12/11 (b)                                                       $  4,469,750       $    3,757,384
  6.150% due 01/15/12 (b)                                                          4,954,500            4,322,801
  5.056% due 01/12/13 (b)                                                         21,384,000           14,412,350
  5.015% due 10/15/15 (b)                                                          6,513,000            5,012,211
  5.689% due 10/15/15 (b)                                                          2,000,000            1,912,344
  5.056% due 12/12/22 (b)                                                         16,770,351            1,882,734
  0.174% due 01/12/23 (b)                                                        122,747,844(e)         4,190,685
  0.198% due 01/12/23 (b)                                                        118,507,119(e)         4,286,628
J.P. Morgan Commercial Mortgage Finance Corp.
  8.103% due 03/25/06                                                                635,000
LB UBS Commercial Mortgage Trust
  7.585% due 02/15/10 (b)                                                          6,091,000            5,737,674
  6.950% due 03/15/12 (b)                                                          1,571,500            1,715,636
  5.074% due 08/15/13 (b)                                                         14,287,000           11,461,460
  5.104% due 01/15/16 (b)                                                          3,000,000            2,810,625
  0.483% due 10/15/19 (b)                                                         48,653,093(e)         2,100,067
  0.207% due 08/15/21 (b)                                                        244,966,152(e)         7,473,378
Merrill Lynch Mortgage Investors, Inc.
  7.420% due 03/25/06                                                              3,250,000            3,455,029
  7.590% due 10/15/15                                                                462,221              483,762
  6.250% due 09/10/16 (b)                                                          6,000,000            4,829,063
Merrill Lynch Mortgage Trust
  5.421% due 09/15/04 (b)                                                          3,675,000            3,122,745
Morgan Stanley Capital I
  7.355% due 02/15/08                                                              7,275,000            7,843,644
Mortgage Capital Funding, Inc.
  7.915% due 05/20/07                                                              4,670,833            4,869,161
  7.214% due 11/20/07 (b)                                                         12,000,000           11,832,187
  6.000% due 02/18/08 (b)                                                          8,488,000            7,615,638
  7.060% due 02/18/08 (b)                                                          3,250,000            3,218,516
  5.750% due 12/21/26                                                              8,000,000            7,440,313
Nationslink Funding Corp.
  7.050% due 02/20/08 (b)                                                          5,000,000            4,943,750
Salomon Brothers Mortgage Securities VII
  1.277% due 09/18/18 (b)                                                         46,010,639(e)         2,676,167
Wachovia Bank Commercial Mortgage Trust
  0.037% due 11/15/08 (b)                                                        111,316,978(e)         1,508,868
  4.932% due 04/15/13 (b)                                                         16,983,000           12,978,219
  5.358% due 10/15/13 (b)                                                          5,189,000            4,189,104
  5.031% due 11/15/13 (b)                                                          9,596,000            7,583,308
  5.489% due 09/15/14 (b)                                                          4,239,000            4,032,183
  5.367% due 06/15/15 (b)                                                          2,827,000            2,141,011
  0.150% due 01/15/21 (b)                                                        149,673,833(e)         4,425,900
  0.236% due 10/15/22 (b)                                                         91,171,277(e)         3,422,488
-----------------------------------------------------------------------------------------------------------------
  Total Commercial Mortgage-Backed Securities
    (Cost $339,645,571)                                                                               334,355,255
-----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                                 PRINCIPAL
                                                                                   AMOUNT             VALUE(a)
-----------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (4.55%)
-----------------------------------------------------------------------------------------------------------------
Government National Mortgage Association
  5.314% due 01/16/44                                                           $    504,438       $      430,350
  5.557% due 03/16/44                                                              1,000,000              902,500
  5.501% due 09/16/44                                                              1,884,422            1,611,181
  5.368% due 01/16/45                                                              2,100,732            1,790,382
  5.125% due 11/16/45                                                              1,552,021            1,248,104
  5.488% due 03/16/46                                                              1,541,630            1,316,890
  5.944% due 01/16/47                                                              3,075,035            2,896,298
United States Treasury Note
  2.625% due 05/15/08                                                              7,500,000            7,303,125
-----------------------------------------------------------------------------------------------------------------
  Total United States Government Agencies & Obligations
   (Cost $18,031,369)                                                                                  17,498,830
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (6.67%)
-----------------------------------------------------------------------------------------------------------------
Florida Panthers
  9.875% due 04/15/09                                                                600,000              631,500
Food Lion, Inc.
  8.05% due 04/15/27                                                               1,000,000            1,037,020
Forest City Enterprises
  7.625% due 06/1/15                                                               1,000,000            1,050,000
iStar Financial, Inc.
  7.00% due 03/15/08                                                                 300,000              316,320
  6.50% due 12/15/13                                                               2,500,000            2,512,500
K. Hovnanian Enterprises
  7.75% due 05/15/03                                                                 600,000              616,500
  8.00% due 04/01/12                                                                 900,000              967,500
  8.875% due 04/01/12                                                              2,000,000            2,167,300
La Quinta Inns
  7.27% due 02/26/07                                                               1,950,000            2,001,187
  7.33% due 04/01/08                                                                 500,000              513,125
Meditrust
  7.30% due 01/16/06                                                                 500,000              513,750
  7.00% due 08/15/07                                                                 625,000              650,000
Meritage Corp.
  9.75% due 06/01/11                                                               2,530,000            2,808,300
Michaels Stores, Inc.
  9.25% due 07/01/09                                                               1,530,000            1,675,350
Petco Animal Supplies
  10.75% due 11/01/11                                                                500,000              572,500
Ryland Group
  9.125% due 06/15/11                                                              2,150,000            2,418,750
Standard Pacific Corp.
  7.75% due 03/15/13                                                                 500,000              517,500
  6.25% due 04/01/14                                                               1,450,000            1,355,750
Summit Properties Partnership
  7.20% due 08/15/07                                                                 500,000              535,625
Vicar Operating, Inc.
  9.875% due 12/01/09                                                              1,500,000            1,665,000

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                                 PRINCIPAL
                                                                                   AMOUNT             VALUE(a)
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------
William Carter
  10.87% due 08/15/11                                                           $  1,000,000       $    1,150,000
-----------------------------------------------------------------------------------------------------------------
  Total Corporate Bonds
    (Cost $26,033,894)                                                                                 25,675,477
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES (98.05%)
    (Cost $383,710,834) (d)                                                                           377,529,562
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.95%)                                                                7,525,778
-----------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                               $  385,055,340
=================================================================================================================

(a)  See Note A to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2004 was $284,298,979 or 73.83% of net assets. See Note A4.
(c) Security is deemed illiquid at April 30, 2004 and has been fair valued. (See Note 1A).
(d) The cost for federal income tax purposes was $383,710,834. At April 30, 2004 net unrealized depreciation for all securities based on tax cost was $6,181,272. This consisted of aggregate gross unrealized appreciation for all securities of $10,148,231 and aggregate gross unrealized depreciation for all securities of $16,329,503.
(e)  Represents notional amount of interest-only security.

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)
-------------------------------------------------------------------------
ASSETS
    Investments, at Value (Cost $383,710,834)               $ 377,529,562
    Cash                                                       12,487,834
    Receivable for Securities Sold                              3,159,407
    Interest Receivable                                         2,794,938
    Other Assets                                                   44,351
-------------------------------------------------------------------------
      Total Assets                                            396,016,092
-------------------------------------------------------------------------
LIABILITIES
    Payable for Securities Purchased                           10,866,088
    Accrued Expenses                                               94,664
-------------------------------------------------------------------------
      Total Liabilities                                        10,960,752
-------------------------------------------------------------------------
Net Assets                                                  $ 385,055,340
=========================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

-------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                $  16,787,258
-------------------------------------------------------------------------
EXPENSES
    Administrative Fees - Note C                                   74,823
    Audit Fees                                                     37,795
    Insurance Fees                                                 25,927
    Legal Fees                                                     18,389
    Custodian Fees                                                  5,189
    Directors' Fees                                                 4,005
    Other                                                           5,769
-------------------------------------------------------------------------
      Total Expenses                                              171,897
-------------------------------------------------------------------------
Net Investment Income                                          16,615,361
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

    Net Realized Gain on Investments                            1,453,192

    Net Change in Unrealized Depreciation on Investments       (3,189,649)
-------------------------------------------------------------------------
Net Loss on Investments                                        (1,736,457)
-------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations        $  14,878,904
=========================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX
                                                                          MONTHS ENDED
                                                                         APRIL 30, 2004       YEAR ENDED
                                                                           (UNAUDITED)     OCTOBER 31, 2003
                                                                         --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net Investment Income                                                  $   16,615,361    $     31,632,755
  Net Realized Gain on Investments                                            1,453,192           5,131,687
  Net Change in Unrealized Depreciation on Investments                       (3,189,649)        (13,322,433)
-----------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations                     14,878,904          23,442,009
-----------------------------------------------------------------------------------------------------------
CONTRIBUTIONS/WITHDRAWALS:
  Contributions                                                              48,824,918          17,017,581
  Withdrawals                                                               (19,886,571)        (59,202,154)
-----------------------------------------------------------------------------------------------------------
    Net Contributions (Withdrawals)                                          28,938,347         (42,184,573)
-----------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                    43,817,251         (18,742,564)
-----------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period                                                       341,238,089         359,980,653
-----------------------------------------------------------------------------------------------------------
  End of Period                                                          $  385,055,340    $    341,238,089
===========================================================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2004 (unaudited)

---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net Increase in Net Assets Resulting from Operations                         $   14,878,904
  Adjustments to Reconcile Net Increase in Net Assets Resulting from
   Operations to Net Cash Used in Operating Activities:
     Cost of Securities Purchased                                                (131,852,327)
     Proceeds from Sale of Securities                                              91,397,162
     Net Amortization of Premium and Accretion of Discount                         (2,420,917)
     Increase in Receivable for Securities Sold                                      (200,709)
     Increase in Interest Receivable                                                 (398,855)
     Increase in Other Assets                                                         (30,695)
     Increase in Payable for Securities Purchased                                  10,866,088
     Decrease in Accrued Expenses                                                     (15,161)
     Net Paydown Gain on Securities                                                  (890,250)
     Net Unrealized Depreciation on Investments                                     3,189,649
     Net Realized Gain on Investments                                              (1,453,192)
---------------------------------------------------------------------------------------------
       Net Cash Used in Operating Activities                                      (16,930,303)
---------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Contributions                                                                    48,824,918
  Withdrawals                                                                     (19,886,571)
---------------------------------------------------------------------------------------------
       Net Cash Provided by Financing Activities                                   28,938,347
---------------------------------------------------------------------------------------------
Net Increase in Cash                                                               12,008,044
Cash at Beginning of Period                                                           479,790
---------------------------------------------------------------------------------------------
Cash at End of Period                                                          $   12,487,834
=============================================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED
                                                                   APRIL 30, 2004        YEAR ENDED         PERIOD ENDED
                                                                     (UNAUDITED)      OCTOBER 31, 2003   OCTOBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
    Net Asset Value (2)                                                      4.56%(3)             6.65%                 5.32%(3)
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                               $ 385,055            $ 341,238             $ 359,981
    Ratio of Expenses to Average Net Assets                                  0.09%(4)             0.11%                 0.25%(4)
    Ratio of Net Investment Income to Average Net Assets                     9.18%(4)             8.97%                 7.69%(4)
    Portfolio Turnover Rate                                                    26%(3)               57%                   25%(3)
----------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of investment operations was August 1, 2002.
(2) Total investment return is based on net income and reflects the effects of changes in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.
(3)  Not annualized.
(4)  Annualized.

                       See Notes to Financial Statements.

                         CLARION VALUE FUND MASTER, LLC
                          NOTES TO FINANCIAL STATEMENTS

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds") investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion CMBS Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

        2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        4. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

                         CLARION VALUE FUND MASTER, LLC
                    NOTES TO FINANCIAL STATEMENTS (Continued)

B. Summary of Significant Accounting Policies (continued):

        5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence expenses. Management fees are, however, charged at the feeder funds' level.

D. Administration Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the six months ended April 30, 2004 the Master Fund made purchases of $131,887,481 and sales of $91,397,162 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $37,819,973 and sales of $34,536,313 of long-term U.S. Government securities during the period.

F. Other: At April 30, 2004, Clarion CMBS Value Fund, Inc. and Clarion Fund PLC are the only investors invested in the Master Fund, and own 93.6% and 6.4% of the net assets of the Master Fund, respectively.

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 11.  EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By: /s/ Daniel Heflin
    ---------------------------

Name:   Daniel Heflin

Title:  President and Chief Executive Officer

Date:   July 8, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Heflin
    ---------------------------

Name:   Daniel Heflin

Title:  President and Chief Executive Officer

Date:   July 8, 2004

By: /s/ Fredrick Arenstein
    ---------------------------

Name:   Fredrick Arenstein

Title:  Treasurer and Chief Financial Officer

Date:   July 8, 2004